Share Capital and Share Premium (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Summary of Share Capital and Share Premium

	2022	2021	2020
	(in thousands)
	£	£	£
Share capital	2,095	2,087	2,047
Share premium	141,108	141,050	140,890
	143,203	143,137	142,937

	Number	Number	Number
	(in thousands)
Issued share capital comprises:
Ordinary shares of £0.04 each	52,373	52,180	51,175
	52,373	52,180	51,175

Summary of Movement in the Share Capital

	Number of shares	Share capital	Share premium
	(in thousands)
		£	£
Fully paid shares:
Balance at December 31, 2020	51,175	2,047	140,890
Exercise of share options	1,005	40	160
Balance at December 31, 2021	52,180	2,087	141,050
Exercise of share options	193	8	58
Balance at December 31, 2022	52,373	2,095	141,108